Cover	Jul. 01, 2026
Cover [Abstract]
Document Type	8-K12B
Amendment Flag	false
Document Period End Date	Jul. 01, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-37854
Entity Registrant Name	ChronoScale Corp
Entity Central Index Key	0001549084
Entity Tax Identification Number	99-0367049
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3811 Turtle Creek Blvd. Suite 2100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75219
City Area Code	214
Local Phone Number	427-1704
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CHRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false